September 16, 2010


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

             Re: Claymore Securities Defined Portfolios, Series 714

        Guggenheim Moderate Asset Allocation Portfolio of ETFs, Series 4
         Guggenheim Growth Asset Allocation Portfolio of ETFs, Series 4

                               File No. 333-168657
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Ladies and Gentlemen:

   On behalf of Claymore Securities, Inc., depositor, sponsor and underwriter of the Claymore Securities Defined Portfolios, Series 714, consisting of the above-captioned trusts (the "Trusts"), there is enclosed Amendment No. 1 to the Registration Statement on Form S-6 relating to securities of Claymore Securities Defined Portfolios, Series 714 (the "Fund").

   The Reference Trust Agreement was entered into by Claymore Securities, Inc., as Depositor, and The Bank of New York Mellon, as Trustee, on the date hereof, and Securities (or delivery statements relating to contracts for the purchase thereof) in the aggregate amount of the portfolio(s) have been deposited with the Trustee. In connection therewith the Trustee is prepared to establish book entry positions which are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

   In addition to Amendment No. 1, the exhibits listed therein are submitted herewith.

   Except as indicated in the Memorandum of Changes, the changes in the Prospectus represent primarily the completion of various statements regarding the Securities deposited in the Trusts and the dates of record, deposit, distribution, termination and evaluation, together with a list of the Securities which will comprise the portfolio of the Trusts, the Statement of Financial Condition of the Trusts and the Report of Independent Registered Public Accounting Firm.

   We have appreciated the courtesy and cooperation of the members of the Staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Morrison C. Warren (312-845-3484) collect.

                                                               Very truly yours,

                                                      /s/ Chapman and Cutler LLP
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                                                          CHAPMAN AND CUTLER LLP